Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 8 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31, 2017	December 31, 2016

Buildings	$6,079,316	$5,476,744
Office equipment	667,749	474,195
Furniture	531,162	277,916
Automobiles	1,120,067	812,819
Software	114,598	45,807
Leasehold improvements	4,888,947	2,227,019
Subtotal	13,401,839	9,314,500
Construction in progress	38,422	110,878
Less: accumulated depreciation	(2,340,760)	(758,937)
Property, plant and equipment, net	$11,099,501	$8,666,441

Depreciation expense was $1,474,064, $721,839 and $76,210 for the years ended December 31, 2017, 2016 and 2015, respectively. Construction in progress represents direct costs of renovation or leasehold improvement incurred for the Company’s new office and show rooms. Construction in progress is transferred to the property and equipment and depreciation commences when the asset has been substantially completed and reaches the expected usable condition.